Fair value measurement	12 Months Ended
Dec. 31, 2018
Fair value measurement [Abstract]
Fair value measurement
25	Fair value measurement

Fair value measures for non-financial assets
The non-financial assets and liabilities measured at fair value in the statement of financial position are grouped into three levels of fair value hierarchy. The three levels are defined based on the observability of relevant data for the measuring, as follows:

•	Level 1: quoted prices (without adjustment) in active markets for identical assets and liabilities;
•	Level 2: data other than the quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly;
•	Level 3: non-observable data for the asset or liability.

At December 31, 2018 and 2017 non-financial assets measured at fair value are classified in Level 3 of this hierarchy, as described below:

	2018	2017
Level 3
Vessels	$782,673	$1,118,250
Buildings and facilities	238,901	242,204
Land	1,146,252	1,184,427
	$2,167,826	$2,544,881

As of December 31, 2018 and 2017, the revalued amounts for all the vessels were determined using the revenue technique.

The important information and assumptions are prepared in close collaboration with Management. The valuation processes and changes in the fair value are reviewed by the Administration and Finance Department on the financial reporting date. Additional information on fair value measurement is as follows.

Vessels (Level 3)
For the year ended December 31, 2017, the fair values for the offshore vessels, tugboats, and parcel tankers are estimated based on revenue that capitalizes the estimated revenue cash flows from the leasing of vessels net of operating costs projected, using an appropriate discount rate that reflects the required performance for similar assets. Cash flows are calculated based on the average of international charter rates and operating costs (including maintenance), and also the historical utilization level. The value of vessels is sensitive to changes in these variables.

The most significant information, which is not observable, is the value of the estimated daily rates, the assumptions for the percentage of utilization and the discount rate. The fair value increases if the estimated daily rates and the percentage of utilization increase or if the discount rate (market yields) decreases. The appraisals in general are sensitive to these three assumptions.

Management believes that the range of reasonably possible alternatives is greater for the value of the rates and the percentage of use, and also that there is a correlation between these factors.

The information used for the measurement of fair value at December 31, 2018 was:

	Tugboats	Offshore vessels	Parcel Tankers
Daily rate or fee	5,897 usd	4,903 usd	12,591 usd
Average percentage of utilization	96%	62%	94%
Discount rate	7.65%	7.18%	7.18%

Buildings, facilities and land (Level 3)
The valuation was prepared based on a market focus that reflects the prices observed on recent market transactions involving similar properties and incorporates adjustments for factors specific to the property in question, including land size, location, attachments, and current use.

The most significant information used, which is not observable, is the adjustment for factors specific to the properties in question. The magnitude and direction of this adjustment depends on the characteristics of observable market transactions for similar properties used as the end point for the valuation. Although this information is subjective, Management considers that the global valuation will not be materially affected by reasonably possible alternatives.

At December 31, 2018 and 2017, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 is as follows:

	Vessels	Buildings and Facilities
Balance at January 1, 2018	$1,118,250	$1,426,631
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	(161,411)	-
Amount recognized in statements of operations:
Loss on revaluation of vessels	-	-
	(161,411)	-
Additions and disposals, net	(174,166)	(41,478)
Balance at December 31, 2018	$782,673	$1,385,153

Balance at January 1, 2017	$8,028,276	$1,314,057
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	941,957	-
Amount recognized in statements of operations:
Loss on revaluation of vessels	(56,213)	-
	885,744	-
Additions and disposals, net	(7,795,770)	112,574
Balance at December 31, 2017	$1,118,250	$1,426,631

At December 31, 2018 and 2017, there were no effects from unrealized gains from fair value measurements.